Marketable Securities - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of maturities of marketable securities
Due within one year	$ 34,874	$ 37,121
Due after one year through five years	36,633	37,678
Estimated Fair Value - Total	$ 71,507	$ 74,799